Cash and cash equivalents (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023
Cash and Cash Equivalents [Line Items]
Cash and banks	R$ 9,447,190	R$ 6,596,510
Cash and cash equivalents	R$ 12,283,589	9,018,818	R$ 7,246,498	R$ 8,345,871
Cash and banks | Fixed
Cash and Cash Equivalents [Line Items]
Average yield p.a. %	4.70%
Country of domicile
Cash and Cash Equivalents [Line Items]
Fixed-term deposits (compromised)	R$ 2,836,399	R$ 2,422,308
Country of domicile | Fixed-term deposits | CDI
Cash and Cash Equivalents [Line Items]
Percentage of basis used to calculate interest rate	101.50%